Equity and Divestitures (Tables)	6 Months Ended
Jun. 30, 2024
Equity and Divestitures [Abstract]
Schedule of Illustrates the Shareholders’ Equity	The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:
Shares
As of January 1, 2023	17,818,669
Shares issued	2,313,622
As of June 30, 2023	20,132,291
Acquisition of Nvni Group Limited(*)	11,485,080
As of December 31, 2023	31,617,370

As of January 1, 2024	31,617,370
Shares issued	889,411
As of June 30, 2024	32,506,781
*	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.

Schedule of Adjusted Stock Split in Line with Capital	The distribution of shareholders’ capital as of June 30, 2024, is as follows:
Shareholders	% Participation	Common Shares(i)	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited) (i)	74.44%	24,199,194
Public Stockholders	5.00%	1,625,528
Mercato Founders	17.69%	5,750,000
Maxim	1.46%	475,000
PIPE Investors	1.41%	457,059
Total	100%	32,506,781	271,330
(i)	The number of common shares include reserved shares to issue former Nuvini Shareholders totaling 3,884,371 shares as of June 30, 2024. The total issued Nuvini ordinary shares is 28,622,410 as of June 30, 2024.

Schedule of Recognized the Following Warrant Obligations	The Group has recognized the following warrant obligations:
	Public Warrants	Private Placement Warrants	Total
Initial Recognition at September 29, 2023	9,887	9,930	19,817
Change in fair value	(7,660)	(7,693)	(15,353)
Balance at December 31, 2023	2,227	2,237	4,464
Change in fair value	(948)	(953)	(1,901)
Balance at June 30, 2024	1,279	1,284	2,563

Schedule of Movement of Non-Controlling Interests	The following table summarizes the movement in the Company’s non-controlling interests in Mercos:
At January 1, 2023	3,853
Share of profit for the year	4,359
Payment of dividends	(5,173)
At December 31, 2023	3,039
Share of profit for the year	849
Payment of dividends	(1,228)
At June 30, 2024	2,660
The following table summarize summarizes the movement in the Company’s non-controlling interests in Smart NX:
At January 1, 2023	-
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	(1,906)
At December 31, 2023	1,290
Share of profit for the year	200
At June 30, 2024	1,490